Cover	Jan. 14, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 14, 2025
Entity Registrant Name	NuScale Power Corporation
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39736
Entity Tax Identification Number	98-1588588
Entity Address, Address Line One	1100 NE Circle Blvd.
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Corvallis
Entity Address, State or Province	OR
Entity Address, Postal Zip Code	97330
City Area Code	(971)
Local Phone Number	371-1592
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, $0.0001 par value per share
Trading Symbol	SMR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001822966
Amendment Flag	false